CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss) / profit for the period	$ (496)	$ 2,420	$ (553)
Items that may be reclassified to profit or loss (net of tax, see Note 11)
Net movement on cash flow hedges	4	7	13
Share of other comprehensive loss of joint ventures	(12)
Foreign currency translation	(638)	85	(1,836)
Other	(11)	6	31
Items reclassified to profit or loss (net of tax)
Reclassification of accumulated foreign currency translation reserve to profit or loss on disposal of discontinued operation (net of tax of US$nil)		(259)
Reclassification of accumulated cash flow hedge reserve to profit or loss on disposal of discontinued operation (net of tax of US$7 for 2016)		53
Other comprehensive loss for the period, net of tax	(657)	(108)	(1,792)
Total comprehensive (loss) / income for the period, net of tax	(1,153)	2,312	(2,345)
Attributable to:
The owners of the parent	(1,060)	2,233	(1,727)
Non-controlling interests	(93)	79	(618)
Total comprehensive (loss) / income for the period, net of tax	$ (1,153)	$ 2,312	$ (2,345)